Stockholder's Equity, Equity-Based Compensation Expense and Earnings Per Share Schedule of Weighted Average Assumption (Detail)	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Schedule Of Weighted Average Assumptions [Line Items]
Risk-free interest rate	1.16%	0.64%	0.34%	0.64%	1.52%
Expected time to option exercise	6 years 6 months	1 year 11 months 5 days	3 years 6 months	1 year 11 months 5 days	2 years 11 months 5 days
Expected volatility of Pinnacle Foods Inc. stock	35.00%	55.00%	40.00%	55.00%	70.00%
Expected dividend yield on Pinnacle Foods Inc. stock	3.55%	0.00%		0.00%	0.00%
Minimum [Member]
Schedule Of Weighted Average Assumptions [Line Items]
Expected dividend yield on Pinnacle Foods Inc. stock			2.00%
Maximum [Member]
Schedule Of Weighted Average Assumptions [Line Items]
Expected dividend yield on Pinnacle Foods Inc. stock			4.00%